Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Obligations Under Capital and Operating Leases
Minimum future obligations under capital and operating leases at December 31, 2018 are as follows:

(in thousands)	Capital Leases	Operating Leases
2019	$63	$20,235
2020	23	14,845
2021	—	10,745
2022	—	6,839
2023	—	3,854
Thereafter	—	4,148
	86	$60,666
Less: Amount representing interest	(3)
	83
Less: Current portion	(61)
Long-term portion	$22

Commitments to Purchase Goods or Services and for Future License and Royalty Payments
At December 31, 2018, we had commitments to purchase goods or services, and for future license and royalty payments. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2019	$93,214	$11,973
2020	20,804	11,613
2021	8,883	9,167
2022	2,690	6,731
2023	2,690	4,704
Thereafter	—	4,443
	$128,281	$48,631

Changes in the Carrying Amount of Warranty Liability
The changes in the carrying amount of warranty obligations for the years ended December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Balance at beginning of year	$3,051	$2,779
Provision charged to cost of sales	2,892	3,024
Usage	(2,760)	(2,859)
Adjustments to previously provided warranties, net	(243)	(54)
Currency translation	(92)	161
Balance at end of year	$2,848	$3,051